Retirement benefit plans - Sensitivity analysis on discount rate (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [line items]
Weighted average discount rate	1.76%	1.48%	1.60%
Liability included in the balance sheet	€ 3,764,000	€ 3,582,000	€ 3,520,000	€ 2,693,000
Discount rate one [member]
Disclosure of net defined benefit liability (asset) [line items]
Effect on gross obligation, decreased discount rate	1.26%	0.98%	1.10%
Effect on gross obligation due to change in discount rate	€ 7,635,000	€ 6,663,000	€ 3,792,000
Discount rate two [member]
Disclosure of net defined benefit liability (asset) [line items]
Effect on gross obligation, decreased discount rate	1.51%	1.23%	1.35%
Effect on gross obligation due to change in discount rate	€ 7,371,000	€ 6,393,000	€ 3,661,000
Discount rate three [member]
Disclosure of net defined benefit liability (asset) [line items]
Effect on gross obligation, increased discount rate	2.01%	1.73%	1.85%
Effect on gross obligation due to change in discount rate	€ 6,886,000	€ 5,895,000	€ 3,419,000
Discount rate four [member]
Disclosure of net defined benefit liability (asset) [line items]
Effect on gross obligation, increased discount rate	2.26%	1.98%	2.10%
Effect on gross obligation due to change in discount rate	€ 6,661,000	€ 5,666,000	€ 3,312,000